Benefit Plans (Summary Of Non-Vested Share Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested as of December 31, 2011, Shares	2,491
Non-vested Granted, Shares	1,018
Non-vested Vested, Shares	(829)
Non-vested Forfeited, Shares	(184)
Non-vested as of December 31, 2012, Shares	2,496	2,491
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested as of December 31, 2011, Weighted-Average Grant-Date Fair Value	$ 46.52
Non-vested Granted, Weighted-Average Grant-Date Fair Value	$ 59.79	$ 48.32	$ 52.50
Non-vested Vested, Weighted-Average Grant-Date Fair Value	$ 49.96
Non-vested Forfeited, Weighted-Average Grant-Date Fair Value	$ 49.16
Non-vested as of December 31, 2012, Weighted-Average Grant-Date Fair Value	$ 52.95	$ 46.52